Intangible assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 905,614
Acquired through business combination	477,608
Ending balance	2,774,198	$ 905,614
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,013,263	817,357
Acquired through business combination	2,120,000
Additions	214,497	305,420
Write-off	(85,544)	(109,514)
Ending balance	3,262,216	1,013,263
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(107,649)	(80,459)
Amortization	380,369	27,190
Ending balance	(488,018)	(107,649)
Production backlog
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	1,766,667	0
Production backlog | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Acquired through business combination	2,120,000
Additions	0	0
Write-off	0	0
Ending balance	2,120,000	0
Production backlog | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Amortization	353,333	0
Ending balance	(353,333)	0
Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	710,267
Ending balance	828,692	710,267
Patents | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	768,392	572,486
Acquired through business combination	0
Additions	214,497	305,420
Write-off	(85,544)	(109,514)
Ending balance	897,345	768,392
Patents | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(58,125)	(47,443)
Amortization	10,528	10,682
Ending balance	(68,653)	(58,125)
Development costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	195,347
Ending balance	178,839	195,347
Development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	244,871	244,871
Acquired through business combination	0
Additions	0	0
Write-off	0	0
Ending balance	244,871	244,871
Development costs | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(49,524)	(33,016)
Amortization	16,508	16,508
Ending balance	$ (66,032)	$ (49,524)